Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 177,070	€ 192,021
Interbank balances (w/o central banks)	[1]	7,902	7,342
Central bank funds sold and securities purchased under resale agreements	[1]	9,121	8,368
Securities borrowed	[1]	164	63
Loans	[1]	493,904	472,069
Other financial assets	[1]	123,999	94,588
Financial liabilities:
Deposits	[1]	617,144	604,396
Central bank funds purchased and securities sold under repurchase agreements	[1]	1,213	747
Securities loaned	[1]	8	24
Other short-term borrowings	[1]	5,189	4,034
Other financial liabilities	[1]	104,746	81,047
Long-term debt	[1]	143,924	144,485
Trust preferred securities	[1]	521	528
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	177,070	192,021
Interbank balances (w/o central banks)	[1]	7,902	7,342
Central bank funds sold and securities purchased under resale agreements	[1]	9,200	8,429
Securities borrowed	[1]	164	63
Loans	[1]	476,381	476,674
Other financial assets	[1]	122,606	94,732
Financial liabilities:
Deposits	[1]	617,352	604,645
Central bank funds purchased and securities sold under repurchase agreements	[1]	1,211	745
Securities loaned	[1]	8	24
Other short-term borrowings	[1]	5,187	4,035
Other financial liabilities	[1]	104,746	81,047
Long-term debt	[1]	139,669	146,871
Trust preferred securities	[1]	€ 481	€ 587

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2021.